Note 14 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit for the year		$ 11,896	$ 11,085	$ 5,590
Total tax expense		8,691	7,717	2,370
Profit before tax		20,587	18,802	7,960
Income tax at Company's domestic tax rate (1)	[1]			2,109
Tax rate differences in foreign jurisdictions		6,546	6,293	(63)
Foreign currency difference				(12)
Deemed interest on loans				31
Management fee – non-deductible withholding tax portion		427	427	317
Management fee – Withholding tax on deemed dividend portion (2)	[2]	538
Management fee – non-deductible income tax portion (2)	[2]	925
Withholding tax on intercompany dividend		90	49
Non-deductible royalty expenses		901	753	632
Other non-deductible expenditure		107	64	442
Export incentive income credit 2016 (3)	[3]	(284)
Export incentive income exemption 2017 (3)	[3]	(630)
Change in tax estimate		(45)	49	(1,636)
Change in unrecognized deferred tax assets		116	82	550
Tax expense – recognised in profit or loss		$ 8,691	$ 7,717	$ 2,370

[1]	Enacted tax rate in Jersey, Channel Islands is 0% (2016:0%). The domestic income tax rate of the Company changed from 26.5% to 0% after it re-domiciled from Canada to Jersey Channel Islands during 2016.
[2]	Zimbabwean tax legislation changed during 2017 that gave rise to an additional 15% withholding tax on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not deductible for income tax purposes in Zimbabwe from January 1, 2017.
[3]	On March 23, 2017, the Zimbabwean revenue authority enacted a new finance act that provided for the export incentive income to be tax exempt. The 2018 finance bill indicated that the export incentive income will be tax exempt from June 1, 2016. The new finance bill resulted in an income tax credit being applied in the 2017 income tax calculation giving rise to a credit for the export incentive income of 2016.